COMMITMENTS AND CONTINCENGIES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
COMMITMENTS AND CONTINCENGIES
Rent expense	$ 242,000	$ 186,000	$ 190,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	293,078	141,445	76,971
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 544,515	$ 378,719	$ 192,723